UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip Code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Bishop Street Funds

Hawaii Municipal Bond Fund

Class I Shares - BSHIX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class I Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class I Shares	$56	0.55%

How did the Fund perform in the last year?

In 2025, despite elevated uncertainty and shifting geopolitical dynamics, the municipal market generated positive returns..

The Class I Shares of the Fund returned 4.32% for the year:

  Underperformed the ICE BofA 1-22 Year U.S. Municipal Securities Index (USD) by 0.33%

  Outperformed the Bloomberg US Municipal Bond Index (USD) by 0.07%

The Class I Share’s underperformance versus the ICE BofA 1–22 Year U.S. Municipal Securities Index and slight outperformance versus the Bloomberg US Municipal Bond Index (USD) primarily reflect its emphasis on high quality Hawaii issuers and a somewhat more conservative interest rate profile during periods of market volatility in 2025.

Looking ahead to 2026, municipal yields remain compelling relative to historical interest rates, and fundamentals for the State of Hawaii and its local issuers are stable. We anticipate Hawaii municipal bonds will continue to generate attractive income for shareholders, with the potential for price appreciation if interest rates continue to decline.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Hawaii Municipal Bond Fund, Class I Shares	Bloomberg US Municipal Bond Index (USD)	ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*
Dec/15	$100,000	$100,000	$100,000	$100,000
Dec/16	$99,684	$100,248	$100,237	$100,008
Dec/17	$103,415	$105,710	$104,778	$104,815
Dec/18	$104,097	$107,065	$106,202	$106,050
Dec/19	$110,020	$115,133	$113,521	$113,394
Dec/20	$114,259	$121,134	$118,939	$119,395
Dec/21	$114,966	$122,972	$120,397	$120,396
Dec/22	$107,283	$112,488	$112,284	$112,083
Dec/23	$109,919	$119,688	$118,629	$116,548
Dec/24	$111,600	$120,949	$120,343	$117,741
Dec/25	$116,423	$126,084	$125,938	$123,292

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-262-9565 or visit https://www.bishopstreetfunds.com/literature-resources.html for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund, Class I Shares	4.32%	0.38%	1.53%
Bloomberg US Municipal Bond Index (USD)	4.25%	0.80%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	4.65%	1.15%	2.33%
Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*	4.72%	0.64%	2.12%

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$170,710	210	$349	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	0.9%
General Revenue	5.4%
Education	5.7%
Transportation	7.8%
Healthcare	8.5%
Airports	10.4%
Housing	11.2%
Water	15.2%
General Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.4%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.7%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.6%
Hawaii State, Housing Finance & Development, Ser A	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.5%
Hawaii State, Ser FW	5.000%	01/01/39	1.3%
Hawaii State, Airports System Authority, Ser D	5.000%	07/01/42	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-262-9565

  https://www.bishopstreetfunds.com/literature-resources.html

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-262-9565 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Bishop Street Funds

Hawaii Municipal Bond Fund / Class I Shares - BSHIX

Annual Shareholder Report: December 31, 2025

BSHIX-AR-2025

Bishop Street Funds

Hawaii Municipal Bond Fund

Class A Shares - BHIAX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class A Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class A Shares	$82	0.80%

How did the Fund perform in the last year?

In 2025, despite elevated uncertainty and shifting geopolitical dynamics, the municipal market generated positive returns.

The Class A Shares of the Fund returned 4.06% for the year:

  Underperformed the ICE BofA 1-22 Year U.S. Municipal Securities Index (USD) by 0.33%

  Underperformed the Bloomberg US Municipal Bond Index (USD) by 0.19%

The Class A Share’s underperformance primarily reflect its emphasis on high quality Hawaii issuers and a somewhat more conservative interest rate profile during periods of market volatility in 2025.

Looking ahead to 2026, municipal yields remain compelling relative to historical interest rates, and fundamentals for the State of Hawaii and its local issuers are stable. We anticipate Hawaii municipal bonds will continue to generate attractive income for shareholders, with the potential for price appreciation if interest rates continue to decline.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Class A Shares, With Load	Class A Shares, Without Load	Bloomberg US Municipal Bond Index (USD)	ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*
Dec/15	$9,850	$10,000	$10,000	$10,000	$10,000
Dec/16	$9,794	$9,943	$10,025	$10,024	$10,001
Dec/17	$10,133	$10,288	$10,571	$10,478	$10,482
Dec/18	$10,168	$10,323	$10,707	$10,620	$10,605
Dec/19	$10,725	$10,889	$11,513	$11,352	$11,339
Dec/20	$11,101	$11,270	$12,113	$11,894	$11,940
Dec/21	$11,131	$11,301	$12,297	$12,040	$12,040
Dec/22	$10,371	$10,529	$11,249	$11,228	$11,208
Dec/23	$10,610	$10,771	$11,969	$11,863	$11,655
Dec/24	$10,735	$10,898	$12,095	$12,034	$11,774
Dec/25	$11,171	$11,341	$12,608	$12,594	$12,329

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-262-9565 or visit https://www.bishopstreetfunds.com/literature-resources.html for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund
Class A Shares, With Load	2.51%	-0.18%	1.12%
Class A Shares, Without Load	4.06%	0.13%	1.27%
Bloomberg US Municipal Bond Index (USD)	4.25%	0.80%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)	4.65%	1.15%	2.33%
Bloomberg Hawaii Municipal Index (USD) (TR)Footnote Reference*	4.72%	0.64%	2.12%

Key Fund Statistics as of December 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$170,710	210	$349	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	0.9%
General Revenue	5.4%
Education	5.7%
Transportation	7.8%
Healthcare	8.5%
Airports	10.4%
Housing	11.2%
Water	15.2%
General Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.4%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.7%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.6%
Hawaii State, Housing Finance & Development, Ser A	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.5%
Hawaii State, Ser FW	5.000%	01/01/39	1.3%
Hawaii State, Airports System Authority, Ser D	5.000%	07/01/42	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-262-9565

  https://www.bishopstreetfunds.com/literature-resources.html

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-262-9565 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Bishop Street Funds

Hawaii Municipal Bond Fund / Class A Shares - BHIAX

Annual Shareholder Report: December 31, 2025

BHIAX-AR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$31,252	N/A	N/A	$29,849	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	$1,499	N/A	N/A	N/A

Notes:

(1)        Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(2)	(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)         Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(h)        During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)         Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)         Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

BISHOP STREET FUNDS®

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

HAWAII MUNICIPAL BOND FUND

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

BISHOP
STREET
FUNDS

BISHOP STREET

TABLE OF CONTENTS

FUNDS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	26
Notice to Shareholders (Unaudited)	28
Other Information (Form N-CSR Items 8-11) (Unaudited)	30

1

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 97.6%
Hawaii — 97.2%
	Hawaii County, GO
$500	5.000%, 09/01/31	$565
800	5.000%, 09/01/37	929
650	5.000%, 09/01/38	750
525	5.000%, 09/01/40	581
500	5.000%, 09/01/44	542
1,060	4.000%, 09/01/42	1,058
	Hawaii County, Ser A, GO
115	5.000%, 09/01/35	123
345	5.000%, 09/01/36	352
500	4.000%, 09/01/35	501
170	4.000%, 09/01/36	176
1,500	4.000%, 09/01/40	1,518
	Hawaii State, Airports System Authority, Ser A, RB, AMT
390	5.000%, 07/01/31	409
1,000	5.000%, 07/01/36	1,091
1,735	5.000%, 07/01/43	1,761
525	5.000%, 07/01/47	534
2,000	5.000%, 07/01/48	2,013
2,000	5.000%, 07/01/51	2,024
1,230	4.000%, 07/01/35	1,248
2,800	4.000%, 07/01/39	2,798
	Hawaii State, Airports System Authority, Ser B, RB
1,225	5.000%, 07/01/36	1,431
	Hawaii State, Airports System Authority, Ser D, RB
510	5.000%, 07/01/33	557
410	5.000%, 07/01/34	447
2,000	5.000%, 07/01/42	2,201
1,000	4.000%, 07/01/37	1,022
260	4.000%, 07/01/39	263
	Hawaii State, Department of Budget & Finance, RB
2,700	5.000%, 07/01/28	2,846
3,450	5.000%, 07/01/29	3,715
215	5.000%, 07/01/30	236
2,300	5.000%, 07/01/31	2,564
1,500	5.000%, 07/01/34	1,708
1,455	5.000%, 07/01/36	1,677

Bishop Street Funds	2

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$550	5.000%, 07/01/39	$616
140	4.000%, 01/01/26	140
665	4.000%, 01/01/27	668
350	4.000%, 01/01/28	353
250	4.000%, 01/01/31	254
270	4.000%, 01/01/32	273
1,200	4.000%, 07/01/43	1,202
435	3.000%, 01/01/34	406
600	3.000%, 01/01/35	553
585	3.000%, 01/01/36	529
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
530	5.000%, 11/01/26	541
680	5.000%, 11/01/29	707
500	5.000%, 11/01/30	520
350	5.000%, 11/01/31	363
	Hawaii State, Department of Hawaiian Home Lands, RB
75	5.000%, 04/01/26	75
335	5.000%, 04/01/29	344
915	5.000%, 04/01/30	940
800	5.000%, 04/01/32	820
40	3.000%, 04/01/32	40
	Hawaii State, Department of Transportation, Airports System, COP, AMT
570	5.250%, 08/01/26	571
2,075	5.000%, 08/01/28	2,077
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
220	4.000%, 07/01/35	224
	Hawaii State, Harbor System Revenue, Ser C, RB
1,280	4.000%, 07/01/32	1,344
100	4.000%, 07/01/34	104
500	4.000%, 07/01/37	514
790	4.000%, 07/01/38	808
2,160	4.000%, 07/01/39	2,200
2,905	4.000%, 07/01/40	2,938
	Hawaii State, Highway Revenue, RB
50	5.000%, 01/01/35	55
505	5.000%, 01/01/37	552

December 31, 2025	3	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$60	5.000%, 01/01/38	$65
90	5.000%, 01/01/39	97
410	5.000%, 01/01/40	438
230	5.000%, 01/01/41	244
	Hawaii State, Highway Revenue, Ser A, RB
610	5.000%, 01/01/30	655
510	5.000%, 01/01/36	540
750	4.000%, 01/01/34	753
1,510	4.000%, 01/01/35	1,515
330	4.000%, 01/01/36	331
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,067
1,065	4.750%, 10/01/27	1,079
1,250	4.700%, 07/01/50	1,252
750	4.500%, 07/01/45	749
4,450	4.000%, 09/01/33	4,453
4,035	3.750%, 01/01/31	4,037
2,520	3.300%, 12/01/29 (A)	2,538
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
20	3.300%, 01/01/26	20
	Hawaii State, Ser EY, GO
35	5.000%, 10/01/27	35
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	50
1,070	3.000%, 04/01/32	1,068
	Hawaii State, Ser FG, GO
375	5.000%, 10/01/31	381
	Hawaii State, Ser FH, GO
295	4.000%, 10/01/31	297
	Hawaii State, Ser FK, GO
540	5.000%, 05/01/34	555
1,100	4.000%, 05/01/36	1,109
	Hawaii State, Ser FN-REF, GO
1,160	5.000%, 10/01/29	1,209
920	5.000%, 10/01/30	958
	Hawaii State, Ser FT, GO
260	5.000%, 01/01/30	273

Bishop Street Funds	4

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,275	5.000%, 01/01/31	$1,338
450	5.000%, 01/01/36	468
	Hawaii State, Ser FW, GO
625	5.000%, 01/01/33	668
2,110	5.000%, 01/01/39	2,218
650	4.000%, 01/01/37	663
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	248
140	5.000%, 07/01/36	159
400	5.000%, 07/01/42	433
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/30	111
400	5.000%, 07/01/34	454
600	5.000%, 07/01/43	651
400	4.000%, 07/01/36	414
1,000	4.000%, 07/01/40	1,018
1,000	4.000%, 07/01/44	1,003
2,075	4.000%, 07/01/46	2,051
	Honolulu Hawaii City & County, GO
270	4.000%, 09/01/33	277
295	4.000%, 09/01/40	298
200	4.000%, 09/01/43	199
1,085	3.250%, 07/01/35	1,092
200	3.250%, 07/01/36	198
785	3.000%, 07/01/33	783
1,330	3.000%, 07/01/34	1,314
	Honolulu Hawaii City & County, RB
40	5.000%, 05/01/29 (A)	42
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
1,565	5.000%, 06/01/27 (A)	1,577
	Honolulu Hawaii City & County, Ser A, GO
90	5.000%, 09/01/29	96
500	5.000%, 07/01/31	565
580	5.000%, 09/01/35	599
200	5.000%, 07/01/37	232
60	5.000%, 09/01/37	63
1,390	5.000%, 09/01/38	1,454

December 31, 2025	5	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.000%, 07/01/41	$1,103
1,100	5.000%, 09/01/42	1,134
1,055	4.000%, 07/01/33	1,118
810	4.000%, 07/01/34	852
1,220	4.000%, 09/01/37	1,230
1,035	4.000%, 07/01/41	1,043
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	91
1,100	5.000%, 07/01/31	1,243
1,050	5.000%, 07/01/32	1,202
655	5.000%, 07/01/37	728
	Honolulu Hawaii City & County, Ser C, GO
945	5.000%, 08/01/34	1,017
1,060	5.000%, 07/01/38	1,139
1,000	5.000%, 08/01/44	1,034
620	5.000%, 07/01/45	642
2,175	4.000%, 10/01/33	2,188
180	4.000%, 07/01/39	182
500	4.000%, 08/01/39	504
725	4.000%, 07/01/40	733
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	687
310	5.000%, 07/01/34	340
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,580	5.250%, 07/01/53	1,676
1,025	5.000%, 07/01/32	1,107
205	5.000%, 07/01/33	221
610	5.000%, 07/01/34	703
130	5.000%, 07/01/36	138
500	5.000%, 07/01/37	580
625	5.000%, 07/01/38	715
1,015	5.000%, 07/01/39	1,145
1,055	5.000%, 07/01/40	1,175
500	5.000%, 07/01/49	524
350	4.000%, 07/01/39	363

Bishop Street Funds	6

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
$500	5.000%, 07/01/34	$567
205	5.000%, 07/01/35	207
550	5.000%, 07/01/37	570
90	5.000%, 07/01/47	94
1,025	4.000%, 07/01/37	1,042
1,000	4.000%, 07/01/38	1,013
500	4.000%, 07/01/42	498
1,000	4.000%, 07/01/44	974
2,990	4.000%, 07/01/49	2,785
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
1,020	5.250%, 07/01/40	1,175
750	5.250%, 07/01/50	810
1,000	5.000%, 07/01/42	1,101
170	4.000%, 07/01/32	171
	Kauai County, Community Facilities District, GO
1,300	5.000%, 05/15/49	1,290
1,000	5.000%, 05/15/51	988
	Kauai County, GO
175	5.000%, 08/01/27	182
140	5.000%, 08/01/28	145
255	5.000%, 08/01/30	281
1,010	5.000%, 08/01/31	1,138
1,515	5.000%, 08/01/32	1,732
1,270	5.000%, 08/01/33	1,469
390	5.000%, 08/01/37	401
375	4.000%, 08/01/32	382
135	4.000%, 08/01/33	137
20	3.000%, 08/01/38	19
	Maui County, GO
500	5.000%, 03/01/29	539
245	5.000%, 09/01/29	261
165	5.000%, 03/01/30	182
500	5.000%, 09/01/32	574
300	5.000%, 03/01/34	339
70	5.000%, 03/01/35	76

December 31, 2025	7	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$100	5.000%, 03/01/36	$108
1,015	5.000%, 09/01/37	1,178
405	5.000%, 03/01/38	445
150	5.000%, 03/01/40	159
20	5.000%, 03/01/42	21
540	4.000%, 03/01/36	561
685	4.000%, 03/01/37	707
1,080	3.250%, 09/01/36	1,064
65	3.125%, 06/01/31	65
400	3.000%, 03/01/31	401
185	3.000%, 09/01/33	183
	University of Hawaii, Ser B, RB
1,030	3.000%, 10/01/28	1,034
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	737
325	4.000%, 10/01/33	341
105	3.000%, 10/01/30	105
750	3.000%, 10/01/36	718
	University of Hawaii, Ser E, RB
500	5.000%, 10/01/32	510
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	623
2,425	5.000%, 10/01/35	2,510

		165,994
Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19

Wisconsin — 0.4%
	Public Finance Authority, RB
325	5.000%, 11/15/35	355

Bishop Street Funds	8

Schedule of Investments

Face Amount (000)		Value (000)
Wisconsin — (continued)
	Public Finance Authority, Ser A, RB
$250	5.000%, 07/01/28 (B)	$257

		612

TOTAL MUNICIPAL BONDS (Cost $168,455)		166,625

Shares
	CASH EQUIVALENT — 0.9%
	First American Treasury Obligations Fund, Cl X, 3.680% (C)
1,494,192	(Cost $1,494)	1,494

TOTAL INVESTMENTS (Cost $169,949) —98.5%		$168,119

Percentages are based on Net Assets of $170,710 (000).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At December 31, 2025, these securities amounted to $257($ Thousands), representing 0.15% of net assets of the Fund.

(C)	The rate reported is the 7-day effective yield as of December 31, 2025.

AMT—Alternative Minimum Tax

Cl— Class

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

GO—General Obligation

HUD SECT 8—U.S. Department of Housing and Urban Development Section 8

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

December 31, 2025	9	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

The following is a summary of the inputs used as of December 31, 2025, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$166,625	$—	$166,625
Cash Equivalent	1,494	—	—	1,494
Total Investments in Securities	$1,494	$166,625	$—	$168,119

Amounts designated as "-" are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	10

Bishop Street Funds

Statement of Assets and Liabilities (000)

December 31, 2025

Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$169,949
Investments, at Value	$168,119
Dividends and Interest Receivable	3,003
Prepaid Expenses	12
Total Assets	171,134
Liabilities:
Income Distribution Payable	152
Shareholder Servicing Fees Payable	105
Audit Expense Payable	31
Investment Advisory Fees Payable	28
Transfer Agent Fees Payable	28
Distribution Fees Payable, Class A	21
Payable for Fund Shares Redeemed	15
Administrative Fees Payable	7
Chief Compliance Officer Fees Payable	2
Other Accrued Expenses Payable	35
Total Liabilities	424
Commitments and Contingencies †
Net Assets	$170,710
Paid-in Capital	$188,743
Total Accumulated Losses	(18,033)
Net Assets	$170,710
Class I Shares:
Net Assets	$65,963
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,568
Net Asset Value, Offering and Redemption Price
Per Share — Class I (Net Assets / Shares Outstanding)	$10.04
Class A Shares:
Net Assets	$104,747
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	10,428
Net Asset Value, Offering and Redemption Price
Per Share — Class A (Net Assets / Shares Outstanding)	$10.04
Maximum Offering Price Per Shares — Class A
($10.04/ 97.00%)	$10.35

†	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

December 31, 2025	11	www.bishopstreetfunds.com

Bishop Street Funds

Statement of Operations (000)

For the year ended December 31, 2025

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$5,467
Total Investment Income	5,467
Expenses:
Investment Advisory Fees	617
Shareholder Servicing Fees	353
Administrative Fees	349
Distribution Fees, Class A	266
Trustees' Fees	29
Chief Compliance Officer Fees	10
Transfer Agent Fees	176
Legal Fees	43
Printing Fees	32
Audit Fees	27
Registration Fees	26
Pricing Fees	25
Custody Fees	10
Miscellaneous Expenses	35
Total Expenses	1,998
Less Waivers:
Investment Advisory Fees	(268)
Shareholder Servicing Fees	(265)
Administrative Fees	(229)
Total Waivers	(762)
Total Net Expenses	1,236
Net Investment Income	4,231
Net Realized Loss	(2,132)
Net Change in Unrealized
Appreciation	5,029
Net Realized and Unrealized Gain	2,897
Increase in Net Assets Resulting from Operations	$7,128

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	12

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the years ended December 31,

	Hawaii Municipal Bond Fund
	2025	2024
Investment Activities from Operations:
Net Investment Income	$4,231	$4,546
Net Realized Loss	(2,132)	(2,070)
Net Change in Unrealized Appreciation	5,029	184
Increase in Net Assets Resulting from Operations	7,128	2,660
Distributions:
Class I Shares	(1,764)	(2,021)
Class A Shares	(2,425)	(2,535)
Total Distributions	(4,189)	(4,556)
Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	5,877	4,240
Reinvestments of Cash Distributions	606	570
Cost of Shares Redeemed	(16,481)	(24,682)
Total Class I Capital Share Transactions	(9,998)	(19,872)
Class A Shares:
Proceeds from Shares Issued	2,279	291
Reinvestments of Cash Distributions	1,888	1,910
Cost of Shares Redeemed	(14,237)	(21,871)
Total Class A Capital Share Transactions	(10,070)	(19,670)
Net Decrease in Net Assets from Capital Share Transactions	(20,068)	(39,542)
Total Decrease in Net Assets	(17,129)	(41,438)
Net Assets:
Beginning of Year	187,839	229,277
End of Year	$170,710	$187,839
Share Transactions:
Class I Shares:
Shares Issued	596	428
Shares Issued in Lieu of Cash Distributions	61	58
Shares Redeemed	(1,671)	(2,491)
Total Class I Transactions	(1,014)	(2,005)
Class A Shares:
Shares Issued	228	29
Shares Issued in Lieu of Cash Distributions	191	193
Shares Redeemed	(1,448)	(2,211)
Total Class A Transactions	(1,029)	(1,989)
Net Decrease in Shares Outstanding from Share Transactions	(2,043)	(3,994)

The accompanying notes are an integral part of the financial statements.

December 31, 2025	13	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the years ended December 31,

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain(Loss) on Investments	Total Investment Activities from Operations	Net Investment Income	Capital Gains

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2025	$9.87	$0.25	$0.17	$0.42	$(0.25)	$—
2024	9.95	0.23	(0.08)	0.15	(0.23)	—
2023	9.90	0.19	0.05	0.24	(0.19)	—
2022	10.78	0.16	(0.88)	(0.72)	(0.16)	—
2021	10.90	0.16	(0.10)	0.06	(0.16)	(0.02)
Class A Shares:
2025	$9.87	$0.22	$0.17	$0.39	$(0.22)	$—
2024	9.96	0.19	(0.07)	0.12	(0.21)	—
2023	9.90	0.16	0.06	0.22	(0.16)	—
2022	10.77	0.13	(0.87)	(0.74)	(0.13)	—
2021	10.90	0.14	(0.11)	0.03	(0.14)	(0.02)

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charges. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)	Per share data calculated using average shares method.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as "-" are either $0 or have been rounded to $0.

Bishop Street Funds	14

Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investments Income to Average Net Assets	Portfolio Turnover Rate(2)
$(0.25)	$10.04	4.32%	$65,963	0.55%	0.98%	2.54%	18%
(0.23)	9.87	1.53	74,797	0.55	0.96	2.31	15
(0.19)	9.95	2.46	95,422	0.55	1.08	1.96	23
(0.16)	9.90	(6.68)	105,663	0.55	1.04	1.59	15
(0.18)	10.78	0.62	118,341	0.55	1.03	1.49	14

$(0.22)	$10.04	4.06%	$104,747	0.80%	1.23%	2.29%	18%
(0.21)	9.87	1.18	113,042	0.80	1.21	2.06	15
(0.16)	9.96	2.30	133,855	0.80	1.33	1.75	23
(0.13)	9.90	(6.83)	12,500	0.80	1.29	1.33	15
(0.16)	10.77	0.27	16,955	0.80	1.28	1.25	14

The accompanying notes are an integral part of the financial statements.

15	www.bishopstreetfunds.com

Bishop Street Funds

Notes to Financial Statements

December 31, 2025

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1. ORGANIZATION

The Bishop Street Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of the Hawaii Municipal Bond Fund (the “Fund”). The Fund is non-diversified. Class A Shares of the Fund are subject to a sales load as disclosed in the prospectus. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Fund’s investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Investment companies are valued at Net Asset Value.

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Fund is provided daily by recognized independent pricing agents.

Bishop Street Funds	16

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Bishop Street Capital Management (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

December 31, 2025	17	www.bishopstreetfunds.com

Bishop Street Funds

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative net assets.

Bishop Street Funds	18

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the Fund. Any net realized capital gains will be distributed at least annually for the Fund. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares.

Cash Overdraft Charges

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. If the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statement of Operations. For the year ended December 31, 2025, there were no cash overdraft charges.

Segment Reporting

The Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

December 31, 2025	19	www.bishopstreetfunds.com

Bishop Street Funds

3. INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Fund by the Adviser, a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a wholly owned subsidiary of First Hawaiian Inc. The Adviser is entitled to receive an annual fee of 0.35% of the average daily net assets of the Fund. The Adviser has contractually agreed, through April 30, 2026, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

The contractual expense limitations are as follows:

Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the year ended December 31, 2025, the Adviser did not recapture any previously waived fees.

As of December 31, 2025, fees which were previously waived by the Investment Manager which may be subject to possible future recapture to the Adviser were as follows:

Expires
$302	12/31/2026
264	12/31/2027
268	12/31/2028

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive a portion of its fee equal to 0.13% of the Fund's average daily net assets. These fee waivers are voluntary and may be discontinued at any time. For the year ended December 31, 2025, the Fund was charged $349 for these services. For the year ended December 31, 2025, the Administrator waived $229 for these services to the Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. These fees are labeled on the Statement of Operations as “Custody Fees.”

Bishop Street Funds	20

SS&C Global Investor Distribution Solutions, Inc. (“SS&C”) acts as the Transfer Agent of the Fund. As such, SS&C provides transfer agency, dividend disbursing and shareholder services to the Fund. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Fund has adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. The Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of the fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Fund. SIDCO has voluntarily agreed to waive a portion its fee equal 0.15% of average daily net asset value. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the year ended December 31, 2025 are presented below for the Fund.

December 31, 2025	21	www.bishopstreetfunds.com

Bishop Street Funds

Purchases
U.S. Government Securities	$–
Other	31,818
Sales and Maturities
U.S. Government Securities	$–
Other	50,034

For the year ended December 31, 2025, there were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the years ended December 31, 2025 and 2024 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
2025	$81	$4,108	$—	$4,189
2024	100	4,456	—	4,556

As of December 31, 2025, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Tax-Exempt Income	$30
Capital Loss Carryforwards	(16,255)
Unrealized Depreciation	(1,813)
Other Temporary Differences	5
Total Accumulated Losses	$(18,033)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. As of December 31, 2025, the Fund had $2,706 and $13,549 in short-term and long-term capital loss carryforwards, respectively.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to market discounts on bonds and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at December 31, 2025, were as follows:

Federal Tax Cost	$169,932
Gross Unrealized Appreciation	1,385
Gross Unrealized Depreciation	(3,198)
Net Unrealized Depreciation	$(1,813)

Bishop Street Funds	22

The Fund did not pay any federal or state and local income taxes. The Fund may have paid income taxes in foreign jurisdictions for the year ended December 31, 2025. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

8. RISKS

The Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, the Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of the Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

% or investments in securities with credit enhancements or liquidity enhancements	0.94%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	0.94%
(Public School Fund Guarantee)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Fund’s investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

December 31, 2025	23	www.bishopstreetfunds.com

Bishop Street Funds

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. LINE OF CREDIT

During the year, the Fund had entered into an agreement which enabled it to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with U.S. Bank, N.A. The proceeds from the borrowings are permitted to be used to finance the Fund’s short term general working capital requirements, including the funding of shareholder redemptions.

For the year ended December 31, 2025 the Fund did not have borrowings under the line of credit. The agreement has been extended until December 31, 2026.

11. CONCENTRATION OF SHAREHOLDERS

At December 31, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of the Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Hawaii Municipal Bond Fund, Class I Shares	1	63%
Hawaii Municipal Bond Fund, Class A Shares	1	12%

12. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Fund adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

Bishop Street Funds	24

13. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

December 31, 2025	25	www.bishopstreetfunds.com

Bishop Street Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bishop Street Funds and Shareholders of Hawaii Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaii Municipal Bond Fund (constituting Bishop Street Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 25, 2026

We have served as the auditor of one or more investment companies in Bishop Street Capital Management since 1998.

Bishop Street Funds	26

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Bishop Street Funds

Notice to Shareholders of Bishop Street Funds (Unaudited)

For shareholders that do not have a December 31, 2025 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2025 tax year end, please consult your tax adviser as to the pertinence of this notice.

(A)* Long Term Capital Gains Distributions (Tax Basis)	(B)* Ordinary Income Distributions (Tax Basis)	(C)* Tax Exempt Interest	(A+B+C) (D) Total Distributions (Tax Basis)
0.00%	1.95%	98.05%	100.00%

*	Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions” (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government Obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government Obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Bishop Street Funds	28

(Unaudited)

For the fiscal year ended December 31, 2025, each fund has designated the following items with regard to distributions paid during the year.

Qualifying for Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0.00%	0.00%	0.00%	0.00%	0.00%

(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

For California income tax purposes, for the fiscal year ended December 31, 2025, the Hawaii Municipal Bond Fund designated 0.000% of their distributions paid from net investment income as exempt interest dividends under Section 17145 of the California Revenue and Taxation Code.

December 31, 2025	29	www.bishopstreetfunds.com

Bishop Street Funds

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Bishop Street Funds	30

Investment Adviser

Bishop Street Capital Management
999 Bishop Street, 25th Floor
Honolulu, HI 96813

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent

SS&C GIDS, Inc.
333 W. 11th Street

Kansas City, MO 64105

Custodian

U.S. Bank, N.A.

800 Nicollett Mall
Minneapolis, MN 55402

Legal Counsel

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square

2001 Market Street, Suite 1800
Philadelphia, PA 19103

For more information about Bishop Street Funds, call
1-800-262-9565 or your Investment Specialist
Visit us online at www.bishopstreetfunds.com

BISHOP STREET FUNDS

Bishop Street Funds
P.O. Box 219721
Kansas City, MO 64121-9721

This report and the financial statements contained herein are submitted for the general information of Bishop Street Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of Bishop Street Funds are NOT deposits or obligations of, or guaranteed by First Hawaiian Bank or any of its affiliates. Such shares are also NOT federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Investment in shares of mutual funds involves risk, including the possible loss of principal. The Bishop Street Funds are distributed by SEI Investments Distribution Co., which is NOT affiliated with First Hawaiian Bank, Bank of the West or BancWest Corporation. BancWest Corporation is a wholly-owned subsidiary of BNP Paribas.

BSF-AR-006-3100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 4, 2026